Business Combination and Acquisitions of Assets (Details) $ in Millions	1 Months Ended
Mar. 24, 2022 USD ($)
Acquisition of RA01 Sp. Z.O.O. [Member]
Business Combination and Acquisitions of Assets (Details) [Line Items]
Purchase price	$ 1.1
Acquisition of Gardno Sp. Z.O.O. [Member]
Business Combination and Acquisitions of Assets (Details) [Line Items]
Purchase price	6.6
Acquisition of Gardno 2 Sp. Z.O.O. [Member]
Business Combination and Acquisitions of Assets (Details) [Line Items]
Purchase price	4.4
Property and Equipment [Member] | Acquisition of RA01 Sp. Z.O.O. [Member]
Business Combination and Acquisitions of Assets (Details) [Line Items]
Assets acquisition	1.0
Property and Equipment [Member] | Acquisition of Gardno Sp. Z.O.O. [Member]
Business Combination and Acquisitions of Assets (Details) [Line Items]
Assets acquisition	6.4
Property and Equipment [Member] | Acquisition of Gardno 2 Sp. Z.O.O. [Member]
Business Combination and Acquisitions of Assets (Details) [Line Items]
Assets acquisition	4.3
Other Assets [Member] | Acquisition of RA01 Sp. Z.O.O. [Member]
Business Combination and Acquisitions of Assets (Details) [Line Items]
Assets acquisition	0.1
Other Assets [Member] | Acquisition of Gardno Sp. Z.O.O. [Member]
Business Combination and Acquisitions of Assets (Details) [Line Items]
Assets acquisition	0.2
Other Assets [Member] | Acquisition of Gardno 2 Sp. Z.O.O. [Member]
Business Combination and Acquisitions of Assets (Details) [Line Items]
Assets acquisition	$ 0.1